Derivatives Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Cost of revenues	$ 27,159	$ 25,907	$ 22,587
Sales and marketing	4,064	3,705	3,389
General and administrative	2,255	1,834	1,870
Foreign currency exchange [Member]
Derivative [Line Items]
Cost of revenues	(25)	18	(63)
Sales and marketing	(16)	13	(61)
General and administrative	(6)	6	(24)
Total expenses (income)	$ (47)	$ 37	$ (148)